Description of Operations and Basis of Presentation (Details)												3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 13, 2025 $ / shares	Nov. 05, 2025	Sep. 18, 2025	Aug. 15, 2025 USD ($) $ / shares shares	Jun. 24, 2025 shares	Jun. 13, 2025 shares	Apr. 01, 2025 shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 $ / shares shares	May 11, 2024	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 10, 2025 $ / shares	May 01, 2025 shares	Apr. 17, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Jan. 31, 2025 $ / shares	Dec. 31, 2022 USD ($)
Description of Operations and Basis of Presentation [Line Items]
Number of subsidiary companies														2		1
Warrants issued (in Shares) | shares												115,216		115,216		39,808			5,813
Stock issued under ELOC agreement | $															$ 1,680,517
Income taxes | $												$ 49,426,794		$ 49,429,916	9,150	$ 9,150	$ 7,000
Federal net operating loss carryforwards | $																61,234,307	49,287,572
Reverse stock split											0.57
Net income | $														185,935,769	5,426,409	710,458	(36,798,419)
Convertible notes | $																14,800,000
Net cash used in operations | $														(7,821,905)	(6,227,883)	(11,215,623)	(8,479,746)
Accumulated deficit | $												111,801,751		111,801,751		(74,134,018)	(74,844,476)
Stockholders’ deficit | $												$ 420,432,396		420,432,396	(33,989,220)	791,767	(43,422,456)						$ (6,631,291)
Change in fair value of convertible notes | $															$ 8,324,198	14,028,067	(22,764,854)
Change in increase in fair value of convertible notes | $																$ 6,000,000
Working capital term																1 year
Forecast [Member]
Description of Operations and Basis of Presentation [Line Items]
Reverse stock split		1-for-20	1:5 to 1:20
Common Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Common warrants to purchase shares of common stock (in Shares) | shares							44,207			19,110						19,110
Class of warrant, price per warrant (in Dollars per share) | $ / shares										$ 79.8
Class of warrant exercise price (in Dollars per share) | $ / shares										0.2
Stock price (in Dollars per share) | $ / shares												$ 100		$ 100		$ 100
Commitment Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																					$ 67
Pre-Funded Warrant Shares [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																		$ 0.2
$IP Tokens [Member]
Description of Operations and Basis of Presentation [Line Items]
Crypto token, fair value (in Dollars per share) | $ / shares												$ 8.54		$ 8.54
Liquidity And Going Concern [Member]
Description of Operations and Basis of Presentation [Line Items]
Net income | $																$ 14,100,000
Accumulated deficit | $																68,200,000
Stockholders’ deficit | $																6,800,000
Change in fair value of convertible notes | $																(14,800,000)
Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued (in Shares) | shares																				16,393
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 0.02
Subsequent Event [Member] | Common Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Common warrants to purchase shares of common stock (in Shares) | shares							44,207
Subsequent Event [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																					$ 67
Subsequent Event [Member] | $IP Tokens [Member]
Description of Operations and Basis of Presentation [Line Items]
Crypto token (in Dollars per share) | $ / shares	$ 3.32
Minimum [Member]
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs | $														$ 0.1
Minimum [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs | $													$ 0.1
Maximum
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs | $														$ 1
Maximum | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Labeling and collateral costs | $													$ 1
Common Stock [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued maximum (in Shares) | shares						500,000		250,000
Warrants issued (in Shares) | shares												38,124		38,124
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 0.2
Stock price (in Dollars per share) | $ / shares										$ 80
Net income | $																$ 710,458	$ (36,798,419)
Common Stock [Member] | Common Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Common warrants to purchase shares of common stock (in Shares) | shares										19,110
Common Stock [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued maximum (in Shares) | shares								250,000
IPO [Member]
Description of Operations and Basis of Presentation [Line Items]
Number of shares sold (in Shares) | shares										84,375
Initial public offering per share (in Dollars per share) | $ / shares										$ 80
Class of warrant exercise price (in Dollars per share) | $ / shares										80
Stock price (in Dollars per share) | $ / shares										80					$ 100	$ 80
IPO [Member] | Common Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares										0.2
Class of warrant, price per warrant (in Dollars per share) | $ / shares										79.8
Class of warrant exercise price (in Dollars per share) | $ / shares										0.2
Stock price (in Dollars per share) | $ / shares										$ 80
IPO [Member] | Common Stock [Member]
Description of Operations and Basis of Presentation [Line Items]
Number of shares sold (in Shares) | shares										84,375
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock price (in Dollars per share) | $ / shares																						$ 22.2
ELOC Purchase Agreement [Member] | Common Stock [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock issued under ELOC agreement | $									$ 15,000,000
Private placement of series B preferred stock (in Shares) | shares					750,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued (in Shares) | shares									3,358												3,358
ELOC Purchase Agreement [Member] | Common Stock [Member] | Commitment Warrants [Member]
Description of Operations and Basis of Presentation [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.02				$ 0.02		$ 0.02
Beneficial ownership limitation percentage								1.00%
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Description of Operations and Basis of Presentation [Line Items]
Stock issued under ELOC agreement | $									$ 15,000,000
Private placement of series B preferred stock (in Shares) | shares									250,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member] | Commitment Warrant [Member]
Description of Operations and Basis of Presentation [Line Items]
Warrants issued (in Shares) | shares								3,358
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 0.02	$ 0.02
Private Placement [Member]
Description of Operations and Basis of Presentation [Line Items]
Aggregate receivable amount | $				$ 223,800,000
Penalities | $				$ 13,400,000
Private Placement [Member] | Pre-Funded Warrant Shares [Member]
Description of Operations and Basis of Presentation [Line Items]
Number of shares sold (in Shares) | shares				18,518,944
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 12.084
Stock price (in Dollars per share) | $ / shares				12.086
Warrant exercise price, reduction from share price (in Dollars per share) | $ / shares				$ 0.002
Aggregate receivable amount | $				$ 223,800,000